RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	5 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of the restatement on each financial statement

	As Previously Reported	Adjustments	As Restated
Balance sheet as of September 29, 2020 (audited)
Warrant Liability	$—	$12,573,333	$12,573,333
Ordinary Shares Subject to Possible Redemption	285,853,760	(12,573,333)	273,280,427
Class A Ordinary Shares	141	126	267
Additional Paid-in Capital	5,017,854	(126)	5,017,728
Shareholders’ Equity	5,000,010	0	5,000,010
Balance sheet as of September 30, 2020 (unaudited)
Warrant Liability	$—	$13,340,000	$13,340,000
Ordinary Shares Subject to Possible Redemption	285,851,910	(13,340,000)	275,511,910
Class A Ordinary Shares	141	134	275
Additional Paid-in Capital	5,019,704	766,533	5,786,237
Accumulated Deficit	(20,698)	(766,667)	(787,365)
Shareholders’ Equity	5,000,010	0	5,000,010
Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$24,562,667	$24,562,667
Ordinary Shares Subject to Possible Redemption	304,820,000	(24,562,670)	280,257,330
Class A Ordinary Shares	152	245	397
Additional Paid-in Capital	5,351,666	11,989,092	17,340,758
Accumulated Deficit	(352,617)	(11,989,334)	(12,341,951)
Shareholders’ Equity	5,000,001	3	5,000,004
Period from July 28, 2020 (inception) to September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$766,667	$766,667
Net loss	(20,698)	(766,667)	(787,365)
Basic and diluted net loss per share, Class B	(0.00)	(0.10)	(0.10)
Period from July 28, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(11,989,334)	$(11,989,334)
Net loss	(352,617)	(11,989,334)	(12,341,951)
Basic and diluted net loss per share, Class B	(0.05)	(1.55)	(1.60)